[Skadden, Arps, Slate, Meagher & Flom LLP letterhead]
May 25, 2006
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	PGT, Inc.
Amendment No. 2 to Registration Statement on Form S-1,
Filed on May 25, 2006
(SEC File No. 333-132365)
Ladies and Gentlemen:
     On behalf of PGT, Inc., a Delaware corporation (the “Company”), we hereby electronically transmit, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission, Amendment No. 2 to the Registration Statement of the Company on Form S-1 for filing under the Securities Act of 1933, as amended, in connection with the Company’s initial public offering of shares of the Company’s common stock.
     Please contact the undersigned at (302) 651-3180 should you require further information or have any questions.

Very truly yours,
/s/ Allison Land Amorison

Allison Land Amorison

cc: Rodney Hershberger